Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,793,000)	$ (20,759,000)	$ (35,910,000)	$ (46,229,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	558,000	36,000	659,000	138,000
Inventory reserve			0	410,000
Unrealized foreign currency transaction gain	114,000	56,000	542,000	(825,000)
Amortization of deferred financing costs and debt discount	175,000	42,000	466,000	159,000
Loss on early extinguishment of debt			440,000	153,000
Stock option expense	1,078,000	933,000	3,850,000	2,477,000
Change in fair value of derivative warrant liability	(2,506,000)	13,130,000	(283,000)	11,964,000
Changes in assets and liabilities:
Accounts receivable	(2,666,000)	(775,000)	(444,000)	(483,000)
Prepaid expenses and other current assets	171,000	1,054,000	206,000	(1,355,000)
Inventory	(455,000)	548,000	(135,000)	(1,416,000)
Accounts payable	272,000	111,000	2,987,000	(259,000)
Accrued expenses and other current liabilities	(1,708,000)	(592,000)	3,077,000	(2,347,000)
Other long-term liabilities	58,000	(2,000)	244,000	(208,000)
Net cash used in operating activities	(14,702,000)	(6,218,000)	(24,301,000)	(37,821,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of license intangible (Note 6)			(25,000,000)	0
Purchases of property and equipment	(160,000)	(12,000)	(842,000)	(973,000)
Net cash used in investing activities	(160,000)	(12,000)	(25,842,000)	(973,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	125,000	287,000	774,000	72,000
Proceeds from sale of common stock	0	37,500,000	37,598,000	53,000
Payment of issuance cost of common stock	0	(2,389,000)	(2,389,000)	0
Proceeds from issuance of Series B convertible preferred stock			50,000,000	0
Payment of Series B convertible preferred stock offering costs	(327,000)	0	(105,000)	0
Proceeds from issuance of notes payable			35,000,000	5,000,000
Payment of debt issuance costs			(1,016,000)	(291,000)
Payment of principal on notes payable	0	(417,000)	(4,861,000)	(3,169,000)
Payment of debt extinguishment costs			(246,000)	0
Payments on capital lease obligations	(3,000)	(2,000)	(10,000)	(11,000)
Net cash provided by financing activities	(205,000)	34,979,000	114,745,000	1,654,000
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	(302,000)	(51,000)	(533,000)	204,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(15,369,000)	28,698,000	64,069,000	(36,936,000)
CASH AND CASH EQUIVALENTS — Beginning of year	76,697,000	12,628,000	12,628,000	49,564,000
CASH AND CASH EQUIVALENTS — End of year	61,328,000	41,326,000	76,697,000	12,628,000
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	954,000	89,000	1,247,000	607,000
Income taxes paid			0	0
Payments of dividends			0	0
Supplemental schedule of noncash investing and financing activities:
Conversion of Series A Convertible Preferred Stock to common stock			12,818,000	0
Series B Convertible Preferred Stock offering costs accrued but unpaid			327,000	0
Property and equipment acquired under capital leases	$ 806,000	$ 0	$ 0	$ 33,000